SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 3) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impairment of long-lived assets
Impairment of long-lived assets	0
Goodwill
Goodwill impairment		3,523
Uzdunrobita
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets		16,514
Goodwill
Goodwill impairment		3,523
License costs | Minimum
Finite-lived intangible assets
Weighted-average amortization period	3 years
License costs | Maximum
Finite-lived intangible assets
Weighted-average amortization period	15 years